Revenue and segmental information (Tables)	12 Months Ended
Jun. 30, 2025
Revenue And Segmental Information
Schedule of geographical areas

Revenue from continuing operations by geographic location is as follows:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Australia	53	-	2,591
United States	8	-	-
Netherlands	-	16	1,464
Total revenues	61	16	4,055

Schedule of products and services

Revenue by product and service is as follows:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Electrical products and related services	-	-	2,591
Digital asset revenue	8	-	-
Vehicle spec conversion	50	-	-
Conversion kits	3	16	1,394
Accessories		-	70
Total revenues	61	16	4,055

Schedule of operating segments

Results of operations by reportable segment are as follows:

	Continuing operations							Discontinued operations
Year Ended June 30, 2025	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Continuing	Services	Total
Revenue from contracts with customers	-	-	53	-	-	8	61	-	61
Costs of sales - other	-	-	(50)	-	-	-	(50)	-	(50)
Cost of sales - non-recurring events	-	-	-	-	-	-	-	-	-
Gross profit	-	-	3	-	-	8	11	-	11
General and administrative expenses	(8)	(7)	(1,759)	37	(6,496)	-	(8,233)	-	(8,233)
Other gains	-	-	-	16	-	-	16	1,648	1,664
Other income	-	-	-	-	-	-	-	-	-
Depreciation and amortization	-	-	(509)	(3)	(1)	(4)	(517)	-	(517)
Operating loss	(8)	(7)	(2,265)	50	(6,497)	4	(8,723)	1,648	(7,075)
Restructuring and other non-recurring costs	(1,185)	-	(176)	2,072	(1,123)	-	(412)	-	(412)
Impairment costs	-	(1,549)	(982)	-	-	-	(2,531)	-	(2,531)
Finance expense - net	(175)	-	1,466	(39)	(4,717)	-	(3,465)	-	(3,465)
Profit/(loss) before income tax	(1,368)	(1,556)	(1,957)	2,083	(12,337)	4	(15,131)	1,648	(13,483)
Income tax	-	-	552	-	139	-	691	-	691
Loss for the year	(1,368)	(1,556)	(1,405)	2,083	(12,198)	4	(14,440)	1,648	(12,792)

	Continuing operations						Discontinued operations
Year Ended June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	-	-	16	-	-	16	11,811	11,827
Costs of sales - other	(52)	-	102	(23)	-	27	(10,268)	(10,241)
Gross profit	(52)	-	118	(23)	-	43	1,543	1,586
General and administrative expenses	(53)	(344)	(1,794)	(324)	(5,006)	(7,521)	(1,228)	(8,749)
Other gains	47	-	10	32	-	89	4	93
Other income	-	-	-	-	-	-	99	99
Depreciation and amortization	(448)	-	(671)	(3)	(8)	(1,130)	(439)	(1,569)
Operating loss	(506)	(344)	(2,337)	(318)	(5,014)	(8,519)	(21)	(8,540)
Restructuring and other non-recurring costs	-	-	-	-	(1,392)	(1,392)	2	(1,390)
Impairment losses	(48,315)	(11,187)	(366)	10,787	(77,325)	(29,686)	(552)	(30,238)
Finance expense - net	(3,741)	(2)	(2,726)	(68)	1,918	(4,619)	(310)	(4,929)
Profit/(loss) before income tax	44,068	(11,533)	(5,429)	10,491	(81,813)	(44,216)	(881)	(45,097)
Income tax	(797)	-	277	(1,083)	-	(1,603)	-	(1,603)
Loss for the year	43,271	(11,533)	(5,152)	9,408	(81,813)	(45,819)	(881)	(46,700)

	Continuing operations						Discontinued operations
Year Ended June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Total	Critical Power
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Continuing	Services	Total
Revenue from contracts with customers	2,591	-	1,464	-	-	4,055	11,005	15,060
Costs of sales - other	(2,722)	-	(1,572)	-	-	(4,294)	(9,178)	(13,472)
Cost of sales - non-recurring events	(3,850)	-	-	-	-	(3,850)	-	(3,850)
Gross profit	(3,981)	-	(108)	-	-	(4,089)	1,827	(2,262)
General and administrative expenses	(195)	(297)	(1,005)	(367)	(4,561)	(6,425)	(1,195)	(7,620)
Gain/(loss) on solar development	1	-	-	30	-	31	(4,208)	(4,177)
Other income	13	69	-	-	-	82	37	119
Depreciation and amortization	(653)	-	(673)	(3)	(10)	(1,339)	(242)	(1,581)
Operating loss	(4,815)	(228)	(1,786)	(340)	(4,571)	(11,740)	(3,781)	(15,521)
Restructuring and other non-recurring costs	-	-	200	-	(1,862)	(1,662)	(1)	(1,663)
Impairment loss			(414)		(7)	(421)	-	(421)
Finance expense - net	(6,314)	(34)	936	(50)	(221)	(5,683)	(527)	(6,210)
Profit/(loss) before income tax	(11,129)	(262)	(1,064)	(390)	(6,661)	(19,506)	(4,309)	(23,815)
Income tax	(638)	-	(40)	119	-	(559)	19	(540)
Loss for the year	(11,767)	(262)	(1,104)	(271)	(6,661)	(20,065)	(4,290)	(24,355)

b)	Segment net assets

Net assets by reportable segment are as follows:

As at June 30, 2025	Critical Power	Solar	Electric	Sustainable Energy	Corporate	Digital
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Assets	Total

Assets	224	42	33,875	84	62,899	4	97,128
Liabilities	(1,518)	(62)	(22,344)	(154)	(52,946)	-	(77,024)
Net assets/(liabilities)	(1,294)	(20)	11,531	(70)	9,953	4	20,104

As at June 30, 2024	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	5,958	1,549	20,674	72	9,180	37,433
Liabilities	(8,596)	(284)	(17,550)	(1,026)	(50,514)	(77,970)
Net assets/(liabilities)	(2,638)	1,265	3,124	(954)	(41,334)	(40,537)

As at June 30, 2023	Critical Power	Solar	Electric	Sustainable Energy	Corporate
(US dollars in thousands)	Services	Development	Vehicles	Solutions	Office	Total

Assets	18,034	12,726	17,493	10,343	2,819	61,416
Liabilities	(15,539)	-	(7,564)	(645)	(33,921)	(57,670)
Net assets/(liabilities)	2,495	12,726	9,929	9,698	(31,102)	3,746